Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity
Note 18.     Shareholders' equity
In January of 2025, the Company repurchased 52,965 ADSs in the open market for a total consideration of $110 (including transaction costs of $3) under the Company's previously announced share repurchase program. The Company funded the repurchases under the repurchase program with cash on hand. All shares were purchased through the open market. Repurchases may be made from time to time, subject to applicable securities laws, through open-market purchases, privately negotiated transactions, or by other means (including Rule 10b5-1 and Rule 10b5-18 compliant trading plans). Depending on market conditions, liquidity and other factors, these repurchases may be commenced or suspended from time to time without prior notice. There are no assurances regarding how many additional ADS/Ordinary Shares, if any, the Company may repurchase.
In April of 2025, in connection with the vesting of RSUs previously granted under the Company’s Incentive Plan to certain of the Company’s employees, executive officers and directors of the Company, the Company issued an aggregate of 201,792 ADSs to such individuals.